Income taxes - Components of Income before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ 2,001	$ 1,697	$ 2,965
Foreign	2,087	1,631	1,683
Income before income taxes	$ 4,088	$ 3,328	$ 4,648